Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034			56.5 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%	%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%	%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.47385%	%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%	%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%	%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%	%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%	%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,352,075.11

Principal:
Principal Collections	$18,983,838.97
Prepayments in Full	$9,353,236.04
Liquidation Proceeds	$468,258.58
Recoveries	$166,442.66
Sub Total	$28,971,776.25
Collections	$31,323,851.36

Purchase Amounts:
Purchase Amounts Related to Principal	$167,952.65
Purchase Amounts Related to Interest	$932.90
Sub Total	$168,885.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,492,736.91

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,492,736.91
Servicing Fee	$408,654.46	$408,654.46	$0.00	$0.00	$31,084,082.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,084,082.45
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,084,082.45
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,084,082.45
Interest - Class A-3 Notes	$1,188,120.99	$1,188,120.99	$0.00	$0.00	$29,895,961.46
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$29,596,578.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,596,578.13
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$29,377,282.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,377,282.46
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$29,226,871.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,226,871.54
Regular Principal Payment	$27,207,223.74	$27,207,223.74	$0.00	$0.00	$2,019,647.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,019,647.80
Residual Released to Depositor	$0.00	$2,019,647.80	$0.00	$0.00	$0.00
Total		$31,492,736.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,207,223.74
Total					$27,207,223.74

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,207,223.74	$56.80	$1,188,120.99	$2.48	$28,395,344.73	$59.28
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$27,207,223.74	$17.23	$1,857,210.91	$1.18	$29,064,434.65	$18.41

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$272,609,021.99	0.5691211	$245,401,798.25	0.5123211
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$422,549,021.99	0.2676156	$395,341,798.25	0.2503843

Pool Information
Weighted Average APR	5.515% %	5.568% %
Weighted Average Remaining Term	34.51	33.92
Number of Receivables Outstanding	23,216	22,357
Pool Balance	$490,385,351.81	$460,725,908.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$457,536,365.21	$429,884,249.82
Pool Factor	0.2852104	0.2679604

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$30,841,658.57
Targeted Overcollateralization Amount	$65,384,110.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,384,110.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$686,157.18
(Recoveries)		100	$166,442.66
Net Loss for Current Collection Period			$519,714.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2718%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9078%	%
Second Prior Collection Period			0.9760%	%
Prior Collection Period			0.3726%	%
Current Collection Period			1.3114%	%
Four Month Average (Current and Prior Three Collection Periods)			0.8920%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,506	$15,995,029.72
(Cumulative Recoveries)			$2,609,755.83
Cumulative Net Loss for All Collection Periods			$13,385,273.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7785%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,382.69
Average Net Loss for Receivables that have experienced a Realized Loss			$5,341.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.86% %	279	$8,564,336.80
61-90 Days Delinquent	0.40% %	46	$1,822,302.13
91-120 Days Delinquent	0.06% %	12	$276,470.88
Over 120 Days Delinquent	0.20% %	23	$903,793.99
Total Delinquent Receivables	2.51% %	360	$11,566,903.80

Repossession Inventory:
Repossessed in the Current Collection Period		17	$577,445.38
Total Repossessed Inventory		31	$1,095,264.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3264%	%
Prior Collection Period			0.3532%	%
Current Collection Period			0.3623%	%
Three Month Average			0.3473%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6517%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	95	$2,902,539.59
2 Months Extended	154	$5,104,688.56
3+ Months Extended	28	$900,361.18

Total Receivables Extended	277	$8,907,589.33
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer